Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Non-Controlling Interest in Subsidiaries

Name	Principal activity	Country of incorporation	Economic ownership interest held by non-controlling interest

Republic Cement & Building Materials, Inc.	Manufacture, development and	Philippines	45%
and Republic Cement Land & Resources Inc.	sale of cement and building materials

Schedule of Summarized Financial Information of Non Controlling Interest
The following is summarised financial information for RCBM and RCLR prepared in accordance with IFRS 12
Disclosure of Interests in Other Entities
. This information is before intragroup eliminations with other Group companies.

Summarised financial information	2019 € m	2018 € m
Profit/(loss) for the year	19	(11)

Current assets	190	153
Non-current assets	1,504	1,351
Current liabilities	(186)	(160)
Non-current liabilities	(822)	(712)
Net assets	686	632

Cash flows from operating activities	60	36